Business Combinations (Pro Forma) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Athlon Energy Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue		$ 8,572,000,000
Business Acquisition, Pro Forma Net Income (Loss)		3,486,000,000
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted		$ 4.71
Eagle Ford assets (Freeport-McMoRan) [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 8,760,000,000
Business Acquisition, Pro Forma Net Income (Loss)	3,641,000,000
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted	$ 4.91